ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - COMPREHENSIVE INCOME (LOSS) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Income Captions [Line Items]
Net income (loss)	$ 145,456	$ (27,959)	$ (415,330)
Other comprehensive income:
Other comprehensive income	28,327	13,969	13,310
Total comprehensive income (loss)	217,083	46,392	(313,550)
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Net income (loss)	185,045	43,543	(326,920)
Other comprehensive income:
Foreign currency translation adjustments	32,038	2,849	13,370
Other comprehensive income	32,038	2,849	13,370
Total comprehensive income (loss)	$ 217,083	$ 46,392	$ (313,550)